CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2016	Mar. 31, 2015
Statement of Comprehensive Income [Abstract]
Net (loss)	$ (2,634)	$ (20,611)	$ (56,512)	$ (60,444)
Other comprehensive income, net of tax:
Unrealized gain on available for sale securities	437	0	437	0
Other comprehensive income	437	0	437	0
Comprehensive (loss)	$ (2,197)	$ (20,611)	$ (56,075)	$ (60,444)